Investment Securities - Schedule of Securities in Other Assets on Company's Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Federal Home Loan Bank (FHLB) stock	$ 95,213	$ 95,171
Federal Reserve Bank Stock	85,630	79,191
CRA and Community Development Investment Funds	1,884	0
Other Investments	9,709	3,008
Marketable Securities	$ 192,436	$ 177,370